Supplement — November 8, 2012 to the Prospectus listed below

Fund	Prospectus Dated
Columbia Limited Duration Credit Fund	Nov. 8, 2012

Effective December 1, 2012, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of the Fund” section and the first paragraph under the caption “Principal Investment Strategies of the Fund” in the “More Information About the Fund” section of the prospectus, is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (i.e., junk bonds). Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of the Fund” section and in the “More Information About the Fund” section, is hereby revised to include the following information:

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.